Short-Term Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Investment [Line Items]
Investments, interest income	$ 3,036,000	¥ 21,078,000	¥ 53,494,000	¥ 67,904,000
Short-term investments
Investment [Line Items]
Investments, interest income	165,000	1,148,000	37,652,000	50,882,000
Unrealized Gain (Loss) on Investments	$ 0	¥ 0	¥ 0	¥ 0